STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS	12 Months Ended
Jan. 31, 2026
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS	STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS
Stock-Based Compensation Expense

We recognized stock-based compensation expense in the following line items on the consolidated statements of operations for the years ended January 31, 2026, 2025, and 2024:

	Year Ended January 31,
(in thousands)	2026	2025	2024
Component of income (loss) before provision for income taxes:
Cost of revenue:
Software	$32	$25	$(9)
Software service	1,730	1,553	$1,071
Professional service and other	538	501	$355

Research and development	1,872	1,633	$2,232
Selling, general and administrative	17,076	15,317	$8,539
Total stock-based compensation expense	21,248	19,029	$12,188
Income tax benefits related to stock-based compensation (before consideration of valuation allowances)	3,143	2,798	$1,615
Total stock-based compensation, net of taxes	$18,105	$16,231	$10,573
As of January 31, 2026, there was approximately $22.6 million of total unrecognized compensation expense, net of estimated forfeitures, related to unvested restricted stock units, which is expected to be recognized over a weighted-average period of 1.35 years.

The following table summarizes stock-based compensation expense by type of award for the years ended January 31, 2026, 2025, and 2024:

	Year Ended January 31,
(in thousands)	2026	2025	2024
Restricted stock units and restricted stock awards	$21,248	$19,029	$12,777
Stock bonus program and bonus share program	—	—	(610)
Total equity-settled awards	21,248	19,029	12,167
Phantom stock units (cash-settled awards)	—	—	21
Total stock-based compensation expense	$21,248	$19,029	$12,188

Stock-Based Awards Granted by Cognyte and Verint

Cognyte periodically awards restricted stock units (“RSU”) to directors, officers, and other employees. The fair value of these awards is equivalent to the market value of Cognyte’s common stock on the grant date. RSUs are not shares of Cognyte common stock and do not have any of the rights or privileges thereof, including voting or dividend rights. On the applicable vesting date, the holder of an RSU becomes entitled to a share of Cognyte common stock. RSUs are subject to certain restrictions and forfeiture provisions prior to vesting.

The Company recognizes compensation expenses for the value of its awards, which vest in tranches based on service conditions, using the straight-line method, over the requisite service period of each of the awards, net of estimated forfeitures.

Cognyte periodically awards performance stock units (“PSU”) to executive officers that vest upon the achievement of specified performance goals and service period.

Once a performance vesting condition has been defined and communicated, and the requisite service period has begun, the Company recognizes compensation expenses for the value of such awards, if and when the Company concludes that it is probable that a performance condition will be achieved over the requisite service period. The Company reassesses the probability of vesting at each reporting period for awards with performance conditions and adjusts its compensation expenses based on its probability assessment.

RSUs that are expected to be settled in cash upon vesting, if any, are reflected as liabilities on our consolidated balance sheets. Such RSUs were insignificant as of January 31, 2024 and no such RSUs were outstanding as of January 31, 2026, or 2025.

The following table (“Award Activity Table”) summarizes activity for RSUs and PSUs to Company personnel that reduce available plan capacity under the plans for the year ended January 31, 2026:

	Year Ended January 31,
	2026
(in thousands, except grant date fair values)	Shares or Units	Weighted-Average Grant-Date Fair Value
Opening balance	4,088	$6.40
Granted	3,538	$8.27
Released	(3,274)	$5.91
Forfeited	(193)	$7.79
Closing balance	4,159	$8.31
Other Benefit Plans

Severance Pay

We are obligated to make severance payments for the benefit of certain employees of Israel and our foreign subsidiaries. Severance payments made to Israeli employees are considered significant compared to all other subsidiaries with severance payment arrangements. Under Israeli law, we are obligated to make severance payments to certain employees of our Israeli entities, subject to certain conditions. In most cases, our liability for these severance payments is fully provided for by regular deposits to funds administered by insurance providers and by an accrual for the amount of our liability which has not yet been deposited.

Severance expenses for our Israeli employees for the years ended January 31, 2026, 2025, and 2024 were $7.6 million,$6.7 million, and $6.3 million respectively.